Investment Commitments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment Commitments [Abstract]
Number of Small Business Investment Companies in which the Bank is a limited partner	2
Other Commitment	$ 2,000
Cost-method Investments, Other than Temporary Impairment	175	81	72
Cost-method Investments, Aggregate Carrying Amount	1,274	1,300
Other Commitment, Remaining Minimum Amount Committed	$ 572